Supplemental Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Supplemental Balance Sheet Information
Additional supplemental balance sheet details at December 31 consisted of the following:

	2020	2019
Sundry
Deferred taxes (see Note N)	$11.0	$11.5
Diversified investments associated with stock-based compensation plans (see Note L)	42.7	38.2
Investment in associated companies	—	4.3
Pension plan assets (see Note M)	.9	1.4
Brazilian VAT deposits (see Note T)	8.2	10.5
Net long-term notes receivable (see Note H)	.3	9.0
Finance leases (see Note K)	3.6	4.3
Other	38.4	39.2
	$105.1	$118.4
Accrued expenses
Litigation contingency accruals (see Note T)	$.5	$.7
Wages and commissions payable	77.5	80.9
Workers’ compensation, vehicle-related and product liability, medical/disability	45.1	42.9
Sales promotions	49.9	51.1
Liabilities associated with stock-based compensation plans (see Note L)	8.2	11.8
Accrued interest	14.6	14.4
General taxes, excluding income taxes [1]	26.3	17.0
Environmental reserves	4.0	3.8
Other	49.1	58.4
	$275.2	$281.0
Other current liabilities
Dividends payable	$53.0	$52.7
Customer deposits	19.4	11.9
Sales tax payable	5.4	5.0
Derivative financial instruments (see Note S)	2.2	.9
Liabilities associated with stock-based compensation plans (see Note L)	3.2	2.8
Outstanding checks in excess of book balances	1.6	10.4
Other	.5	9.6
	$85.3	$93.3
Other long-term liabilities
Liability for pension benefits (see Note M)	$71.7	$58.6
Liabilities associated with stock-based compensation plans (see Note L)	45.7	46.5
Deemed repatriation tax payable	31.6	32.8
Net reserves for tax contingencies	6.4	8.1
Deferred compensation	14.6	14.6
Other [1]	22.1	12.9
	$192.1	$173.5

1 In the U.S., we are deferring our payment of employer's Social Security match into 2021 and 2022 as provided by the Coronavirus Aid, Relief, and Economic Security (CARES) Act. Through December 31, 2020, we have deferred $19.0. Half of the amount will be paid in 2021 and half in 2022. In August 2020, an executive order was issued, which also allowed for the deferral of employee social security withholding and payment during September – December 2020. We did not elect to participate in the employee deferral program.